Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Current Liabilities

10. Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $139.2 million at December 31, 2017 ($61.3 million at December 31, 2016). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $121.8 million at December 31, 2017 ($121.3 million at December 31, 2016).